Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Royce Small-Cap Fund - Consultant Class
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%	8.29%	7.74%
Royce Small-Cap Fund - Investment Class
Average Annual Return [Line Items]
Average Annual Return, Percent	7.07%	9.38%	8.83%
Royce Small-Cap Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	7.23%	9.45%	8.92%
Royce Small-Cap Fund - Service Class
Average Annual Return [Line Items]
Average Annual Return, Percent	6.83%	9.07%	8.48%
Investment Class
Average Annual Return [Line Items]
Average Annual Return, Percent	20.09%	10.02%	9.02%
Service Class
Average Annual Return [Line Items]
Average Annual Return, Percent	19.62%	9.77%	8.74%
Royce International Premier Fund - Investment Class
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.17%)	(2.10%)	5.53%
Royce International Premier Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.03%)	(1.96%)	5.55%
Royce International Premier Fund - Service Class
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.36%)	(2.34%)	5.28%
Royce Micro-Cap Fund - Consultant Class
Average Annual Return [Line Items]
Average Annual Return, Percent	12.17%	10.09%	6.34%
Royce Micro-Cap Fund - Investment Class
Average Annual Return [Line Items]
Average Annual Return, Percent	13.37%	11.31%	7.51%
Royce Micro-Cap Fund - Service Class
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%	11.02%	7.33%
Consultant Class
Average Annual Return [Line Items]
Average Annual Return, Percent	9.06%	11.37%	8.57%
Royce Small-Cap Opportunity Fund - Investment Class
Average Annual Return [Line Items]
Average Annual Return, Percent	10.30%	12.61%	9.78%
Royce Small-Cap Opportunity Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	10.43%	12.73%	9.90%
Royce Small-Cap Opportunity Fund - R Class
Average Annual Return [Line Items]
Average Annual Return, Percent	9.54%	11.89%	9.08%
Royce Small-Cap Opportunity Fund - Service Class
Average Annual Return [Line Items]
Average Annual Return, Percent	9.99%	12.31%	9.46%
Royce Premier Fund - Consultant Class
Average Annual Return [Line Items]
Average Annual Return, Percent	1.94%	5.54%	7.41%
Royce Premier Fund - Investment Class
Average Annual Return [Line Items]
Average Annual Return, Percent	2.97%	6.71%	8.60%
Royce Premier Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	3.09%	6.79%	8.67%
Royce Premier Fund - Service Class
Average Annual Return [Line Items]
Average Annual Return, Percent	2.71%	6.39%	8.26%
Royce Small-Cap Special Equity Fund - Consultant Class
Average Annual Return [Line Items]
Average Annual Return, Percent	2.00%	6.30%	5.04%
Royce Small-Cap Special Equity Fund - Investment Class
Average Annual Return [Line Items]
Average Annual Return, Percent	3.05%	7.46%	6.16%
Royce Small-Cap Special Equity Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	3.11%	7.56%	6.25%
Royce Small-Cap Special Equity Fund - Service Class
Average Annual Return [Line Items]
Average Annual Return, Percent	2.77%	7.21%	5.92%
Royce Small-Cap Total Return Fund - Consultant Class
Average Annual Return [Line Items]
Average Annual Return, Percent	8.79%	8.01%	7.22%
Royce Small-Cap Total Return Fund - Investment Class
Average Annual Return [Line Items]
Average Annual Return, Percent	10.03%	9.11%	8.29%
Royce Small-Cap Total Return Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	10.19%	9.22%	8.41%
Royce Small-Cap Total Return Fund - R Class
Average Annual Return [Line Items]
Average Annual Return, Percent	9.26%	8.38%	7.60%
Royce Small-Cap Total Return Fund - Service Class
Average Annual Return [Line Items]
Average Annual Return, Percent	9.69%	8.82%	7.99%
Royce Smaller-Companies Growth Fund - Investment Class
Average Annual Return [Line Items]
Average Annual Return, Percent	22.15%	9.45%	8.38%
Royce Smaller-Companies Growth Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	22.09%	9.49%	8.43%
Royce Smaller-Companies Growth Fund - Service Class
Average Annual Return [Line Items]
Average Annual Return, Percent	21.84%	9.17%	8.09%
Royce Small-Cap Value Fund - Investment Class
Average Annual Return [Line Items]
Average Annual Return, Percent	3.44%	7.28%	5.93%
Royce Small-Cap Value Fund - Service Class
Average Annual Return [Line Items]
Average Annual Return, Percent	3.25%	7.03%	5.68%
Russell 3000 Index One [Member}
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 2000 Index One [Member}
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Russell3000 Index Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell2000 Index Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Russell3000 Index Three [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell2000 Index Three [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Russell3000 Index Four [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell2000 Index Four [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Russell3000 Index Five [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell2500 Index One [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.00%	8.77%	8.85%
Russell2000 Index Five [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Russell3000 Index Six [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell2500 Index Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.00%	8.77%	8.85%
Russell2000 Index Six [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
M S C I A C W I Ex U S A I M I Index One [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.23%	4.12%	4.91%
M S C I A C W I Ex U S A Small Cap Index One [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.36%	4.30%	5.66%
M S C I A C W I Ex U S A I M I Index Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.23%	4.12%	4.91%
M S C I A C W I Ex U S A Small Cap Index Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.36%	4.30%	5.66%
M S C I A C W I Ex U S A I M I Index Three [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.23%	4.12%	4.91%
M S C I A C W I Ex U S A Small Cap Index Three [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.36%	4.30%	5.66%
Russell 3000 Index Seven [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell Microcap Index One [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%	6.97%	6.77%
Russell 2000 Index Seven [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Russell 3000 Index Eight [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell Microcap Index Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%	6.97%	6.77%
Russell 2000 Index Eight [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Russell 3000 Index Nine [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell Microcap Index Three [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%	6.97%	6.77%
Russell 2000 Index Nine [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Russell 3000 Index Ten [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 2000 Value Index One [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%	7.29%	7.14%
Russell 2000 Index Ten [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%		7.82%
Russell 3000 Index Eleven [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 2000 Value Index Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%	7.29%	7.14%
Russell 2000 Index Eleven [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Russell3000 Index Twelve [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell2000 Value Index Three [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%	7.29%	7.14%
Russell2000 Index Twelve [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Russell3000 Index Thirteen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell2000 Value Index Four [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%	7.29%	7.14%
Russell2000 Index Thirteen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Russell3000 Index Fourteen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell2000 Value Index Five [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%	7.29%	7.14%
Russell2000 Index Fourteen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Russell3000 Index Fifteen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell2000 Index Fifteen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Russell3000 Index Sixteen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell2000 Index Sixteen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Russell3000 Index Seventeen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell2000 Index Seventeen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Russell 3000 Index Eighteen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 2000 Index Eighteen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Russell 3000 Index Ninteen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 2000 Value Index Six [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%	7.29%	7.14%
Russell 2000 Index Ninteen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Russell 3000 Index Twenty [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 2000 Value Index Seven [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%	7.29%	7.14%
Russell 2000 Index Twenty [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Russell 3000 Index Twenty One [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 2000 Value Index Eight [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%	7.29%	7.14%
Russell 2000 Index Twenty One [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Russell3000 Index Twenty Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell2000 Value Index Nine [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%	7.29%	7.14%
Russell2000 Index Twenty Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Russell3000 Index Twenty Three [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell2000 Value Index Ten [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%	7.29%	7.14%
Russell2000 Index Twenty Three [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Russell3000 Index Twenty Four [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell2000 Value Index Eleven [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%	7.29%	7.14%
Russell2000 Index Twenty Four [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Russell3000 Index Twenty Five [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell2000 Value Index Twelve [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%	7.29%	7.14%
Russell2000 Index Twenty Five [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Russell3000 Index Twenty Six [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell2000 Value Index Thirteen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%	7.29%	7.14%
Russell2000 Index Twenty Six [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Russell 3000 Index Twenty Seven [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 2000 Value Index Fourteen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%	7.29%	7.14%
Russell 2000 Index Twenty Seven [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Russell 3000 Index Twenty Eight [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 2000 Growth Index One [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.15%	6.86%	8.09%
Russell 2000 Index Twenty Eight [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Russell 3000 Index Twenty Nine [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 2000 Growth Index Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.15%	6.86%	8.09%
Russell 2000 Index Twenty Nine [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Russell 3000 Index Thirty [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 2000 Growth Index Three [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.15%	6.86%	8.09%
Russell 2000 Index Thirty [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Russell 3000 Index Thirty One [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 2000 Index Thirty One [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Russell 3000 Index Thirty Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 2000 Index Thirty Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%